Reporting on Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Reporting On Financial Instruments
Schedule of Financial Assets and Liabilities Measured on Recurring Basis

Financial assets

in EUR thousands	Fair Value as of June 30, 2020	Carrying amount as of June 30, 2020	Fair Value as of Dec. 31, 2019	Carrying amount as of Dec. 31, 2019
Financial assets at amortized cost
Cash and cash equivalents	10,550	10,550	11,119	11,119
Trade receivables	2,191	2,191	5,031	5,031
Other financial assets	773	773	1,077	1,077
Total	13,514	13,514	17,227	17,227

Financial liabilities

in EUR thousands	Fair Value as of June 30, 2020	Carrying amount as of June 30, 2020	Fair Value as of Dec. 31, 2019	Carrying amount as of Dec. 31, 2019
Financial liabilities at amortized cost
Current financial liabilities	1,291	1,291	1,212	1,212
Trade payables	2,240	2,240	4,196	4,196
Other current financial liabilities	74	74	99	99
Non-current financial liabilities	21,359	21,359	20,648	20,648
Total	24,964	24,964	26,155	26,155
Financial liabilities at fair value recognized in profit or loss
Non-current financial liabilities	946	946	1,462	1,462
Other non-current financial liabilities	16,956	16,956	14,720	14,720
Total	17,902	17,902	16,182	16,182